FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Earn-out liability	[1]	$ 349	$ 451
Total financial liability		349	451
Other Liabilities		611	566
Updated Revenue Forecast Due to Acquisition		247
Fair Value, Inputs, Level 1 [Member]
Earn-out liability	[1]
Total financial liability
Fair Value, Inputs, Level 2 [Member]
Earn-out liability	[1]
Total financial liability
Fair Value, Inputs, Level 3 [Member]
Earn-out liability	[1]	349	451
Total financial liability		$ 349	$ 451

[1]	Excluding liability in the amount of $611 and $566 for the year ended December 31, 2019 and 2018, respectively, to former CEO of Prevision related to the acquisition agreement , which is not measured at fair value.